ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2015	2016

Accrued payroll and welfare	$1,860	$2,848
Other tax payable	1,462	1,366
Accrued staff disbursement	1,166	1,447
Deposit payable	665	266
Accrued professional fees	4,382	290
Other current liabilities	1,209	1,288
Payable to non-controlling interest holders	-	135
Payable to AM Advertising and its subsidiaries (1)	-	25,956

	$10,744	$33,596

(1)
The payable to AM Advertising and its subsidiaries was $15,389 as of December 31, 2015 and included in amounts due to related parties. However , due to disputes with AM Advertising as described in Note 25-d, the Group no long considers AM Advertising and its subsidiaries as related party in fiscal 2016, as a result, the Payable balance to AM Advertising and its subsidiaries of $25,956 was included in other current liabilities as of December 31, 2016.